Related parties - Other information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of transactions between related parties
Balances due under the agreement		$ 40,931	$ 65,022
Aggregate compensation of short and long-term benefits	$ 143,075	2,823,647	2,419,537	$ 1,902,748
(Benefit) arising from cash-settled share-based payments transactions		(25,498)
Expense arising from cash-settled share-based payments transactions			86,100	44,699
Servprot S.A. de C.V.
Disclosure of transactions between related parties
Security services expenses		$ 1,838	1,733	768
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Agreement term	10 years	10 years
Balances due under the agreement		$ 15,951	30,627
Aircraft, engine maintenance and technical support		251,731	308,731	114,157
Human Capital International
Disclosure of transactions between related parties
Professional services expenses		816	3,127
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Balances due under the agreement		24,980	33,775
Expenses under the agreement		200,035	168,337
SearchForce, Inc.
Disclosure of transactions between related parties
Balances due under the agreement			620
Expenses under the agreement		1,946	3,446
Directors and officers
Disclosure of transactions between related parties
Share-based payments transactions		13,508	7,816	6,345
(Benefit) arising from cash-settled share-based payments transactions		(25,498)
Expense arising from cash-settled share-based payments transactions			86,100	44,699
Provision for cash bonuses		0	53,738
Senior managers
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		134,370	160,762	120,440
Chairman and independent members of the board of directors
Disclosure of transactions between related parties
Compensation		8,993	7,751	5,480
Rest of the directors
Disclosure of transactions between related parties
Compensation		$ 7,834	$ 7,308	$ 4,183